UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2010 Fund

December 31, 2012

1.954281.100

O10-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.1%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F (a)	600	$ 5,306
Domestic Equity Funds - 29.8%
Strategic Advisers Core Multi-Manager Fund Class F	785	8,924
Strategic Advisers Growth Multi-Manager Fund Class F	667	7,429
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	396	4,484
Strategic Advisers Value Multi-Manager Fund Class F	774	8,891
TOTAL DOMESTIC EQUITY FUNDS		29,728
TOTAL DOMESTIC EQUITY FUNDS (Cost $35,708)		35,034
International Equity Funds - 12.9%

Developed International Equity Funds - 9.8%
Strategic Advisers International Multi-Manager Fund Class F	907	9,744
Emerging Markets Equity Funds - 3.1%
Strategic Advisers Emerging Markets Fund of Funds Class F	299	3,117
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,911)		12,861
Bond Funds - 39.3%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	61	682
Fidelity Series Floating Rate High Income Fund Class F	109	1,142
Fidelity Series Real Estate Income Fund Class F	46	511
Strategic Advisers Income Opportunities Fund of Funds Class F	440	4,621
TOTAL HIGH YIELD BOND FUNDS		6,956
Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	924	10,495
Investment Grade Bond Funds - 21.8%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,145	21,701
TOTAL BOND FUNDS (Cost $39,593)		39,152
Short-Term Funds - 12.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F	6,980	$ 6,980
Fidelity Short Term Bond Fund Class F	665	5,712
TOTAL SHORT-TERM FUNDS (Cost $12,692)		12,692
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,904)		99,739
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 99,736
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,904. Net unrealized depreciation aggregated $1,165, of which $8 related to appreciated investment securities and $1,173 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2040 Fund

December 31, 2012

1.954298.100

O40-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.4%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F (a)	1,029	$ 9,100
Domestic Equity Funds - 51.3%
Strategic Advisers Core Multi-Manager Fund Class F	1,346	15,302
Strategic Advisers Growth Multi-Manager Fund Class F	1,145	12,748
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	679	7,692
Strategic Advisers Value Multi-Manager Fund Class F	1,328	15,264
TOTAL DOMESTIC EQUITY FUNDS		51,006
TOTAL DOMESTIC EQUITY FUNDS (Cost $61,264)		60,106
International Equity Funds - 22.2%

Developed International Equity Funds - 16.8%
Strategic Advisers International Multi-Manager Fund Class F	1,556	16,707
Emerging Markets Equity Funds - 5.4%
Strategic Advisers Emerging Markets Fund of Funds Class F	512	5,346
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,140)		22,053
Bond Funds - 17.4%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	73	813
Fidelity Series Floating Rate High Income Fund Class F	73	761
Fidelity Series Real Estate Income Fund Class F	39	431
Strategic Advisers Income Opportunities Fund of Funds Class F	653	6,851
TOTAL HIGH YIELD BOND FUNDS		8,856
Bond Funds - continued
	Shares	Value
Investment Grade Bond Funds - 8.5%
Strategic Advisers Core Income Multi-Manager Fund Class F	841	$ 8,513
TOTAL BOND FUNDS (Cost $17,459)		17,369
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,863)		99,528
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 99,525
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,863. Net unrealized depreciation aggregated $1,335, of which $12 related to appreciated investment securities and $1,347 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager Income Fund

December 31, 2012

1.954309.100

OIN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.5%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)	227	$ 2,002
Domestic Equity Funds - 12.5%
Strategic Advisers Core Multi-Manager Fund Class F	329	3,744
Strategic Advisers Growth Multi-Manager Fund Class F	280	3,120
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	166	1,883
Strategic Advisers Value Multi-Manager Fund Class F	325	3,734
TOTAL DOMESTIC EQUITY FUNDS		12,481
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,768)		14,483
International Equity Funds - 5.4%

Developed International Equity Funds - 4.1%
Strategic Advisers International Multi-Manager Fund Class F	380	4,085
Emerging Markets Equity Funds - 1.3%
Strategic Advisers Emerging Markets Fund of Funds Class F	126	1,311
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,417)		5,396
Bond Funds - 40.1%

High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund Class F	49	542
Fidelity Series Floating Rate High Income Fund Class F	109	1,142
Fidelity Series Real Estate Income Fund Class F	32	361
Strategic Advisers Income Opportunities Fund of Funds Class F	444	4,661
TOTAL HIGH YIELD BOND FUNDS		6,706
Inflation-Protected Bond Funds - 11.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,050	11,923
Investment Grade Bond Funds - 21.4%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,114	21,392
TOTAL BOND FUNDS (Cost $40,491)		40,021
Short-Term Funds - 40.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F	22,001	$ 22,001
Fidelity Short Term Bond Fund Class F	2,096	18,005
TOTAL SHORT-TERM FUNDS (Cost $40,007)		40,006
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,683)		99,906
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 99,904
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,683. Net unrealized depreciation aggregated $777, of which $4 related to appreciated investment securities and $781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2055 Fund

December 31, 2012

1.954307.100

O55-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund Class F (a)	1,117	$ 9,871
Domestic Equity Funds - 55.6%
Strategic Advisers Core Multi-Manager Fund Class F	1,459	16,590
Strategic Advisers Growth Multi-Manager Fund Class F	1,242	13,828
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	737	8,350
Strategic Advisers Value Multi-Manager Fund Class F	1,440	16,548
TOTAL DOMESTIC EQUITY FUNDS		55,316
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,443)		65,187
International Equity Funds - 24.1%

Developed International Equity Funds - 18.2%
Strategic Advisers International Multi-Manager Fund Class F	1,687	18,122
Emerging Markets Equity Funds - 5.9%
Strategic Advisers Emerging Markets Fund of Funds Class F	555	5,789
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,005)		23,911
Bond Funds - 10.4%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund Class F	73	813
Fidelity Series Real Estate Income Fund Class F	26	291
Strategic Advisers Income Opportunities Fund of Funds Class F	854	8,961
TOTAL HIGH YIELD BOND FUNDS		10,065
Bond Funds - continued
	Shares	Value
Investment Grade Bond Funds - 0.3%
Strategic Advisers Core Income Multi-Manager Fund Class F	31	$ 310
TOTAL BOND FUNDS (Cost $10,409)		10,375
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,857)		99,473
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 99,470
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,857. Net unrealized depreciation aggregated $1,384, of which $13 related to appreciated investment securities and $1,397 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2050 Fund

December 31, 2012

1.954305.100

O50-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund Class F (a)	1,072	$ 9,481
Domestic Equity Funds - 53.5%
Strategic Advisers Core Multi-Manager Fund Class F	1,402	15,946
Strategic Advisers Growth Multi-Manager Fund Class F	1,194	13,293
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	708	8,021
Strategic Advisers Value Multi-Manager Fund Class F	1,384	15,906
TOTAL DOMESTIC EQUITY FUNDS		53,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $63,852)		62,647
International Equity Funds - 23.1%

Developed International Equity Funds - 17.5%
Strategic Advisers International Multi-Manager Fund Class F	1,622	17,414
Emerging Markets Equity Funds - 5.6%
Strategic Advisers Emerging Markets Fund of Funds Class F	533	5,567
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,074)		22,981
Bond Funds - 13.9%

High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund Class F	73	813
Fidelity Series Floating Rate High Income Fund Class F	11	110
Fidelity Series Real Estate Income Fund Class F	30	331
Strategic Advisers Income Opportunities Fund of Funds Class F	869	9,111
TOTAL HIGH YIELD BOND FUNDS		10,365
Bond Funds - continued
	Shares	Value
Investment Grade Bond Funds - 3.5%
Strategic Advisers Core Income Multi-Manager Fund Class F	346	$ 3,505
TOTAL BOND FUNDS (Cost $13,930)		13,870
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,856)		99,498
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 99,496
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,856. Net unrealized depreciation aggregated $1,358, of which $13 related to appreciated investment securities and $1,371 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2045 Fund

December 31, 2012

1.954302.100

O45-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F (a)	1,057	$ 9,341
Domestic Equity Funds - 52.6%
Strategic Advisers Core Multi-Manager Fund Class F	1,381	15,698
Strategic Advisers Growth Multi-Manager Fund Class F	1,176	13,085
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	697	7,891
Strategic Advisers Value Multi-Manager Fund Class F	1,363	15,659
TOTAL DOMESTIC EQUITY FUNDS		52,333
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,863)		61,674
International Equity Funds - 22.7%

Developed International Equity Funds - 17.2%
Strategic Advisers International Multi-Manager Fund Class F	1,596	17,145
Emerging Markets Equity Funds - 5.5%
Strategic Advisers Emerging Markets Fund of Funds Class F	525	5,477
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,710)		22,622
Bond Funds - 15.3%

High Yield Bond Funds - 10.5%
Fidelity Series Emerging Markets Debt Fund Class F	73	813
Fidelity Series Floating Rate High Income Fund Class F	36	381
Fidelity Series Real Estate Income Fund Class F	33	371
Strategic Advisers Income Opportunities Fund of Funds Class F	846	8,871
TOTAL HIGH YIELD BOND FUNDS		10,436
Bond Funds - continued
	Shares	Value
Investment Grade Bond Funds - 4.8%
Strategic Advisers Core Income Multi-Manager Fund Class F	472	$ 4,777
TOTAL BOND FUNDS (Cost $15,282)		15,213
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,855)		99,509
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 99,506
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,855. Net unrealized depreciation aggregated $1,346, of which $13 related to appreciated investment securities and $1,359 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2035 Fund

December 31, 2012

1.954294.100

O35-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F (a)	1,014	$ 8,960
Domestic Equity Funds - 50.5%
Strategic Advisers Core Multi-Manager Fund Class F	1,325	15,064
Strategic Advisers Growth Multi-Manager Fund Class F	1,128	12,560
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	669	7,583
Strategic Advisers Value Multi-Manager Fund Class F	1,307	15,017
TOTAL DOMESTIC EQUITY FUNDS		50,224
TOTAL DOMESTIC EQUITY FUNDS (Cost $60,323)		59,184
International Equity Funds - 21.8%

Developed International Equity Funds - 16.5%
Strategic Advisers International Multi-Manager Fund Class F	1,532	16,457
Emerging Markets Equity Funds - 5.3%
Strategic Advisers Emerging Markets Fund of Funds Class F	504	5,265
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,811)		21,722
Bond Funds - 18.7%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	73	813
Fidelity Series Floating Rate High Income Fund Class F	80	841
Fidelity Series Real Estate Income Fund Class F	42	471
Strategic Advisers Income Opportunities Fund of Funds Class F	644	6,751
TOTAL HIGH YIELD BOND FUNDS		8,876
Bond Funds - continued
	Shares	Value
Investment Grade Bond Funds - 9.8%
Strategic Advisers Core Income Multi-Manager Fund Class F	964	$ 9,755
TOTAL BOND FUNDS (Cost $18,729)		18,631
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,863)		99,537
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 99,535
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,863. Net unrealized depreciation aggregated $1,326, of which $12 related to appreciated investment securities and $1,338 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2030 Fund

December 31, 2012

1.954291.100

O30-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Commodity Funds - 7.8%
Fidelity Series Commodity Strategy Fund Class F (a)	880	$ 7,779
Domestic Equity Funds - 43.8%
Strategic Advisers Core Multi-Manager Fund Class F	1,150	13,074
Strategic Advisers Growth Multi-Manager Fund Class F	979	10,896
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	580	6,576
Strategic Advisers Value Multi-Manager Fund Class F	1,134	13,031
TOTAL DOMESTIC EQUITY FUNDS		43,577
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,344)		51,356
International Equity Funds - 18.9%

Developed International Equity Funds - 14.3%
Strategic Advisers International Multi-Manager Fund Class F	1,329	14,277
Emerging Markets Equity Funds - 4.6%
Strategic Advisers Emerging Markets Fund of Funds Class F	437	4,559
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,910)		18,836
Bond Funds - 29.5%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund Class F	73	813
Fidelity Series Floating Rate High Income Fund Class F	87	911
Fidelity Series Real Estate Income Fund Class F	46	511
Strategic Advisers Income Opportunities Fund of Funds Class F	658	6,901
TOTAL HIGH YIELD BOND FUNDS		9,136
Inflation-Protected Bond Funds - 2.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	228	2,586
Bond Funds - continued
	Shares	Value
Investment Grade Bond Funds - 17.8%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,749	$ 17,696
TOTAL BOND FUNDS (Cost $29,644)		29,418
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,898)		99,610
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 99,607
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,898. Net unrealized depreciation aggregated $1,288, of which $11 related to appreciated investment securities and $1,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2025 Fund

December 31, 2012

1.954289.100

O25-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.1%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund Class F (a)	838	$ 7,408
Domestic Equity Funds - 41.7%
Strategic Advisers Core Multi-Manager Fund Class F	1,096	12,460
Strategic Advisers Growth Multi-Manager Fund Class F	933	10,381
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	553	6,267
Strategic Advisers Value Multi-Manager Fund Class F	1,082	12,428
TOTAL DOMESTIC EQUITY FUNDS		41,536
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,887)		48,944
International Equity Funds - 18.0%

Developed International Equity Funds - 13.6%
Strategic Advisers International Multi-Manager Fund Class F	1,266	13,599
Emerging Markets Equity Funds - 4.4%
Strategic Advisers Emerging Markets Fund of Funds Class F	416	4,347
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,017)		17,946
Bond Funds - 32.2%

High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund Class F	73	813
Fidelity Series Floating Rate High Income Fund Class F	95	991
Fidelity Series Real Estate Income Fund Class F	50	561
Strategic Advisers Income Opportunities Fund of Funds Class F	648	6,801
TOTAL HIGH YIELD BOND FUNDS		9,166
Inflation-Protected Bond Funds - 5.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	488	5,542
Investment Grade Bond Funds - 17.4%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,714	17,347
TOTAL BOND FUNDS (Cost $32,348)		32,055
Short-Term Funds - 0.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F	370	$ 370
Fidelity Short Term Bond Fund Class F	36	310
TOTAL SHORT-TERM FUNDS (Cost $680)		680
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,932)		99,625
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 99,622
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,932. Net unrealized depreciation aggregated $1,307, of which $10 related to appreciated investment securities and $1,317 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2020 Fund

December 31, 2012

1.954286.100

O20-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.3%
	Shares	Value
Commodity Funds - 6.1%
Fidelity Series Commodity Strategy Fund Class F (a)	689	$ 6,087
Domestic Equity Funds - 34.2%
Strategic Advisers Core Multi-Manager Fund Class F	899	10,221
Strategic Advisers Growth Multi-Manager Fund Class F	765	8,518
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	454	5,141
Strategic Advisers Value Multi-Manager Fund Class F	888	10,205
TOTAL DOMESTIC EQUITY FUNDS		34,085
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,947)		40,172
International Equity Funds - 14.8%

Developed International Equity Funds - 11.2%
Strategic Advisers International Multi-Manager Fund Class F	1,040	11,168
Emerging Markets Equity Funds - 3.6%
Strategic Advisers Emerging Markets Fund of Funds Class F	342	3,570
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,797)		14,738
Bond Funds - 38.2%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F	73	813
Fidelity Series Floating Rate High Income Fund Class F	109	1,142
Fidelity Series Real Estate Income Fund Class F	54	601
Strategic Advisers Income Opportunities Fund of Funds Class F	503	5,281
TOTAL HIGH YIELD BOND FUNDS		7,837
Inflation-Protected Bond Funds - 8.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	754	8,567
Investment Grade Bond Funds - 21.8%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,146	21,715
TOTAL BOND FUNDS (Cost $38,511)		38,119
Short-Term Funds - 6.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F	3,670	$ 3,670
Fidelity Short Term Bond Fund Class F	349	3,001
TOTAL SHORT-TERM FUNDS (Cost $6,671)		6,671
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,926)		99,700
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 99,697
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,926. Net unrealized depreciation aggregated $1,226, of which $9 related to appreciated investment securities and $1,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2015 Fund

December 31, 2012

1.954284.100

O15-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund Class F (a)	624	$ 5,516
Domestic Equity Funds - 31.0%
Strategic Advisers Core Multi-Manager Fund Class F	816	9,280
Strategic Advisers Growth Multi-Manager Fund Class F	695	7,736
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	412	4,663
Strategic Advisers Value Multi-Manager Fund Class F	807	9,267
TOTAL DOMESTIC EQUITY FUNDS		30,946
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,165)		36,462
International Equity Funds - 13.4%

Developed International Equity Funds - 10.2%
Strategic Advisers International Multi-Manager Fund Class F	943	10,132
Emerging Markets Equity Funds - 3.2%
Strategic Advisers Emerging Markets Fund of Funds Class F	310	3,238
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,423)		13,370
Bond Funds - 40.1%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	61	682
Fidelity Series Floating Rate High Income Fund Class F	109	1,142
Fidelity Series Real Estate Income Fund Class F	50	561
Strategic Advisers Income Opportunities Fund of Funds Class F	440	4,611
TOTAL HIGH YIELD BOND FUNDS		6,996
Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	913	10,375
Investment Grade Bond Funds - 22.7%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,233	22,595
TOTAL BOND FUNDS (Cost $40,408)		39,966
Short-Term Funds - 9.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F	5,460	$ 5,460
Fidelity Short Term Bond Fund Class F	521	4,471
TOTAL SHORT-TERM FUNDS (Cost $9,931)		9,931
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,927)		99,729
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 99,726
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,927. Net unrealized depreciation aggregated $1,198, of which $8 related to appreciated investment securities and $1,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2005 Fund

December 31, 2012

1.954279.100

O05-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.8%
	Shares	Value
Commodity Funds - 3.9%
Fidelity Series Commodity Strategy Fund Class F (a)	441	$ 3,894
Domestic Equity Funds - 21.9%
Strategic Advisers Core Multi-Manager Fund Class F	576	6,547
Strategic Advisers Growth Multi-Manager Fund Class F	489	5,448
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	290	3,288
Strategic Advisers Value Multi-Manager Fund Class F	567	6,520
TOTAL DOMESTIC EQUITY FUNDS		21,803
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,193)		25,697
International Equity Funds - 9.4%

Developed International Equity Funds - 7.1%
Strategic Advisers International Multi-Manager Fund Class F	665	7,143
Emerging Markets Equity Funds - 2.3%
Strategic Advisers Emerging Markets Fund of Funds Class F	218	2,279
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,460)		9,422
Bond Funds - 34.6%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F	61	682
Fidelity Series Floating Rate High Income Fund Class F	109	1,142
Fidelity Series Real Estate Income Fund Class F	42	471
Strategic Advisers Income Opportunities Fund of Funds Class F	440	4,611
TOTAL HIGH YIELD BOND FUNDS		6,906
Inflation-Protected Bond Funds - 9.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	842	9,566
Investment Grade Bond Funds - 18.1%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,782	18,038
TOTAL BOND FUNDS (Cost $34,896)		34,510
Short-Term Funds - 30.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F	16,601	$ 16,601
Fidelity Short Term Bond Fund Class F	1,581	13,584
TOTAL SHORT-TERM FUNDS (Cost $30,185)		30,185
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,734)		99,814
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 99,812
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $100,734. Net unrealized depreciation aggregated $920, of which $6 related to appreciated investment securities and $926 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013